UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08603

Name of Fund:  BlackRock Debt Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/28

Date of reporting period: 07/01/06 - 06/30/07

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08603
Reporting Period: 07/01/2006 - 06/30/2007
BlackRock Debt Strategies Fund, Inc.









========================== BlackRock DEBT STRATEGIES FUND, INC. ================


ACP HOLDING COMPANY

Ticker:                      Security ID:  00087L208
Meeting Date: JAN 25, 2007   Meeting Type: Annual
Record Date:  DEC 21, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director William M. Barrett         For       For        Management
1.2   Elect Director Albert E. Ferrara, Jr.     For       For        Management
1.3   Elect Director David B. Gendell           For       For        Management
1.4   Elect Director Stephen E.K. Graham        For       For        Management
1.5   Elect Director Joseph V. Lash             For       For        Management
1.6   Elect Director Jeffrey G. Marshall        For       For        Management
1.7   Elect Director Gerald E. Morris           For       For        Management
2     Ratify Auditors                           For       For        Management


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CYPRESS SEMICONDUCTOR CORP.

Ticker:       CY             Security ID:  232806109
Meeting Date: MAY 3, 2007    Meeting Type: Annual
Record Date:  MAR 9, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director T.J. Rodgers               For       For        Management
1.2   Elect Director W. Steve Albrecht          For       For        Management
1.3   Elect Director Eric A. Benhamou           For       For        Management
1.4   Elect Director Lloyd Carney               For       For        Management
1.5   Elect Director James R. Long              For       For        Management
1.6   Elect Director J. Daniel Mccranie         For       For        Management
1.7   Elect Director Evert Van De Ven           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management


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GENTEK INC.

Ticker:       GETI           Security ID:  37245X203
Meeting Date: MAY 17, 2007   Meeting Type: Annual
Record Date:  MAR 28, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Henry L. Druker            For       For        Management
2     Elect Director Kathleen R. Flaherty       For       For        Management
3     Elect Director John G. Johnson, Jr.       For       For        Management
4     Elect Director John F. McGovern           For       For        Management
5     Elect Director William E. Redmond, Jr.    For       For        Management
6     Elect Director Richard A. Rubin           For       For        Management
7     Amend Omnibus Stock Plan                  For       Against    Management
8     Ratify Auditors                           For       For        Management


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GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: NOV 16, 2006   Meeting Type: Annual
Record Date:  OCT 18, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David L. Eaton             For       For        Management
2     Elect Director Charles Macaluso           For       For        Management
3     Elect Director Michael Y. McGovern        For       For        Management
4     Elect Director Kenneth A. Ghazey          For       For        Management
5     Increase Authorized Common Stock          For       For        Management


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LODGIAN, INC.

Ticker:       LGN            Security ID:  54021P403
Meeting Date: APR 24, 2007   Meeting Type: Annual
Record Date:  MAR 9, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Stewart J. Brown           For       For        Management
1.2   Elect Director Stephen P. Grathwohl       For       For        Management
1.3   Elect Director Dr. Sheryl E. Kimes        For       Withhold   Management
1.4   Elect Director Kevin C. Mctavish          For       For        Management
1.5   Elect Director Edward J. Rohling          For       For        Management
1.6   Elect Director Alex R. Lieblong           For       For        Management
1.7   Elect Director Paul J. Garity             For       For        Management
1.8   Elect Director Peter T. Cyrus             For       For        Management
1.9   Elect Director Michael J. Grondahl        For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management


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LORAL SPACE & COMMUNICATIONS LTD.

Ticker:       LORL           Security ID:  543881106
Meeting Date: MAY 22, 2007   Meeting Type: Annual
Record Date:  APR 5, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John D. Harkey, Jr.        For       Withhold   Management
1.2   Elect Director Arthur L. Simon            For       Withhold   Management
1.3   Elect Director John P. Stenbit            For       Withhold   Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management


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MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: JUL 18, 2006   Meeting Type: Annual
Record Date:  JUN 2, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert K. Lifton           For       Withhold   Management
1.2   Elect Director Howard Weingrow            For       Withhold   Management
1.3   Elect Director Jacob S. Weiss             For       Withhold   Management
1.4   Elect Director Amos Eiran                 For       For        Management
1.5   Elect Director Zeev Nahmoni               For       For        Management
1.6   Elect Director Jacob E. Goldman           For       For        Management
1.7   Elect Director Philip Weisser             For       For        Management
1.8   Elect Director Mitchell H. Freeman        For       For        Management
1.9   Elect Director Steve M. Barnett           For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Amend Stock Option Plan                   For       For        Management


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WESTERN FOREST PRODUCTS INC.

Ticker:       WEF            Security ID:  958211203
Meeting Date: MAY 10, 2007   Meeting Type: Annual/Special
Record Date:  APR 3, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director James Arthurs              For       For        Management
1.2   Elect Director Lee Doney                  For       For        Management
1.3   Elect Director Dominic Gammiero           For       For        Management
1.4   Elect Director Robert J. Harding          For       For        Management
1.5   Elect Director Reynold Hert               For       For        Management
1.6   Elect Director Jonh MacIntyre             For       For        Management
1.7   Elect Director Cyrus Madon                For       For        Management
1.8   Elect Director John B. Newman             For       For        Management
2     Approve KPMG LLP as Auditors and          For       For        Management
      Authorize Board to Fix Remuneration of
      Auditors
3     Amend Stock Option Plan                   For       Against    Management

========== END NPX REPORT


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:     /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Debt Strategies Fund, Inc.


Date: August 15, 2007